Other expenses	12 Months Ended
Dec. 31, 2023
Other expenses
Other expenses	Other expenses
The following table details other expenses:

	December 31,
	2023	2022	2021
Administrative	6,165	5,587	4,484
Professional services	5,522	5,603	4,074
Maintenance and repairs	4,731	3,449	2,388
Share-based payments to directors	931	895	924
Regulatory fees	1,321	1,015	978
Operating lease of spaces and equipment	691	717	562
Advertising and marketing	1,012	557	179
Other	1,799	354	1,191
Total	22,172	18,177	14,780